Intangible assets, net (Schedule of Amortization Expenses Related to Intangible Assets) (Details) $ in Thousands	Dec. 31, 2017 USD ($)
2018	$ 3,277
2019	3,277
2020	3,277
2021	3,277
2022	3,277
2023 and thereafter	$ 25,872